Acquisitions and disposals - Summary of Fair Values of the Assets Acquired in Business Combinations, Including Goodwill (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Jan. 09, 2024	Jun. 28, 2023
Net assets acquired:
Intangible assets	£ 1,970
Trade and other receivables	5
Cash and cash equivalents	78
Trade and other payables	(39)
Deferred tax liabilities	(316)
Identifiable assets acquired (liabilities assumed)	1,698
Goodwill	315
Total consideration	2,013
IDRx, Inc.
Net assets acquired:
Intangible assets	882
Trade and other receivables	5
Cash and cash equivalents	48
Trade and other payables	(31)
Deferred tax liabilities	(128)
Identifiable assets acquired (liabilities assumed)	776
Goodwill	109
Total consideration	885
BP Asset IX, Inc.
Net assets acquired:
Intangible assets	1,088
Trade and other receivables	0
Cash and cash equivalents	30
Trade and other payables	(8)
Deferred tax liabilities	(188)
Identifiable assets acquired (liabilities assumed)	922
Goodwill	206
Total consideration	£ 1,128
Aiolos Bio, Inc.
Net assets acquired:
Intangible assets		£ 886
Trade and other receivables		10
Cash and cash equivalents		23
Trade and other payables		(26)
Deferred tax liabilities		(188)
Identifiable assets acquired (liabilities assumed)		705
Goodwill		191
Total consideration		£ 896
Bellus
Net assets acquired:
Intangible assets			£ 1,438
Non-current equity investments			2
Right of use assets			1
Trade and other receivables			96
Investments held as current assets			51
Cash and cash equivalents			148
Lease liabilities			(1)
Trade and other payables			(103)
Deferred tax liabilities			(136)
Identifiable assets acquired (liabilities assumed)			1,496
Non-controlling interest			0
Goodwill			109
Total consideration			£ 1,605